CONCENTRATION RISK	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Risks and Uncertainties [Abstract]
CONCENTRATION RISK

NOTE 16 — CONCENTRATION RISK

The Company maintains cash balances at various financial institutions in different countries. These balances are usually secured by the central banks’ insurance companies. At times, these balances may exceed the insurance limits. As of March 31, 2024 and December 31, 2023, uninsured cash balances were $621,561 and $21,989,947, respectively.

Major Suppliers

For the three months ended March 31, 2024, five suppliers accounted for approximately over 80% of the Company’s total costs of revenue.

For the three months ended 31, 2023, five suppliers accounted for approximately over 62% of the Company’s total costs of revenue.

Note 17. Concentration Risk

The Company maintains cash balances at various financial institutions in different countries. These balances are usually secured by the central banks’ insurance companies. At times, these balances may exceed the insurance limits. As of December 31, 2023 and 2022, uninsured cash balances were $611,947 and $1,435,543, respectively.

Major Suppliers

For the year ended December 31, 2023, five suppliers accounted for approximately over 54% of the Company’s total costs of revenue.

For the year ended December 31, 2022, five suppliers accounted for approximately over 46% of the Company’s total costs of revenue.